Prepayments and Other Assets (Details) ¥ in Millions	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other assets [Line Items]
Principal amount					$ 1,420,000	¥ 10.0
Annual interest rate	3.50%	3.50%
Interest					350,000	2.5
Yangzhou City [Member]
Prepayments and other assets [Line Items]
Purchase agreement			$ 8,700,000	¥ 60.0
Jiangsu Qionghua Group Co., Ltd. [Member]
Prepayments and other assets [Line Items]
Purchase agreement	$ 12,320,000	¥ 85.0
Principal amount					$ 706,125	¥ 5.0
Use Rights [Member]
Prepayments and other assets [Line Items]
Purchase agreement			$ 7,250,000	¥ 50.0